EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 25, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

This Supplement updates the above-referenced Prospectus of EQ Advisors Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this supplement is to provide you with information about a strategic transaction relating to Fund Asset Management, L.P. (“FAM”) and Merrill Lynch Investment Managers International Limited (“Merrill International”), each a sub-adviser to certain of the Trust’s Portfolios and the new investment advisory arrangements for such Portfolios.

On February 15, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. (“Merrill Lynch”) announced that they had reached an agreement to combine Merrill Lynch’s investment management business, which includes FAM and Merrill International, with BlackRock, Inc. to create a new independent company using the BlackRock, Inc. name (the “Transaction”). Subsequent to the Transaction, Merrill Lynch will hold a significant minority ownership position in BlackRock, Inc. In anticipation of the close of the Transaction, scheduled for the end of the third quarter of 2006, FAM or Merrill International will assign its existing Advisory Agreements to either BlackRock Financial Management, Inc., BlackRock Investment Management International Limited or BlackRock Investment Management LLC, each a subsidiary of BlackRock, Inc. (collectively, the “BlackRock Advisers”), as applicable, for certain of the Trust’s Portfolios, thereby terminating the existing Advisory Agreements, in accordance with their terms and relevant provisions of the Investment Company Act of 1940.

The information provided below describes the investment advisory arrangements between AXA Equitable Life Insurance Company, as the Trust’s Investment Manager, and the applicable BlackRock Adviser, including the portfolio managers, for the Trust’s Portfolios.

EQ/Government Securities Portfolio

EQ/Long Term Bond Portfolio

EQ/Short Duration Bond Portfolio

(collectively, the “Fixed Income Portfolios”)

Effective as of October 1, 2006, the following information replaces the section entitled “Who Manages the Portfolio” in the Prospectus for each Fixed Income Portfolio.

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms with nearly $1 trillion in assets under management. BlackRock Financial is a subsidiary of BlackRock. Merrill Lynch & Co., a financial services holding company, and The PNC Financial Services Group, Inc., a publicly traded diversified financial services firm, each own a significant minority interest in BlackRock.

EQ/Government Securities Portfolio and EQ/Long Term Bond Portfolio

The management of and investment decisions for the EQ/Government Securities Portfolio and EQ/Long Term Bond Portfolio are made by Scott Amero, Keith Anderson, Matthew Marra and Andrew J. Phillips.

Scott Amero, a Managing Director since 1990, is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

Keith Anderson, Managing Director since 1988, is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Chief Investment Officer for Fixed Income, a member of BlackRock’s Management Committee and Chairman of the Investment Strategy Group.

Matthew Marra, Managing Director since 2006, is a member of the Investment Strategy Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities.

Andrew J. Phillips, Managing Director since 1999, is a member of the Investment Strategy Group and his primary responsibility is the consistent implementation of investment strategies across all total return accounts, with a sector emphasis on mortgage securities.

EQ/Short Duration Bond Portfolio

The management of and investment decisions for the EQ/Short Duration Bond Portfolio are made by Scott Amero, Keith Anderson and Todd Kopstein.

Scott Amero, a Managing Director since 1990, is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

Keith Anderson, Managing Director since 1988, is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Chief Investment Officer for Fixed Income, a member of BlackRock’s Management Committee and Chairman of the Investment Strategy Group.

Todd Kopstein, Managing Director since 2003, is a member of the Investment Strategy Group and his primary responsibility is managing total return portfolios, with a sector emphasis on short duration securities.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

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All other references in the Prospectus to FAM in connection with the Fixed Income Portfolios are hereby deleted and replaced with BlackRock Financial Management, Inc.

EQ/Mercury International Value Portfolio

Effective as of October 1, 2006, the following information replaces the section entitled “Who Manages the Portfolio” in the Prospectus for the EQ/Mercury International Value Portfolio.

BlackRock Investment Management International Limited (“BlackRock International”), 33 King William Street, London EC4R 9AS England. BlackRock International, together with its investment management affiliates, is one of the world’s largest asset management firms with nearly $1 trillion in assets under management. BlackRock International is a subsidiary of BlackRock. Merrill Lynch & Co., a financial services holding company, and The PNC Financial Services Group, Inc., a publicly traded diversified financial services firm, each own a significant minority interest in BlackRock.

James A. MacMillan and Robert Weatherston will continue to be jointly and primarily responsible for the day-to-day management of the Portfolio.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

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All other references in the Prospectus to Mercury International in connection with the EQ/Mercury International Value Portfolio are hereby deleted and replaced with BlackRock International.

EQ/Mercury Basic Value Equity Portfolio

Effective as of October 1, 2006, the following information replaces the section entitled “Who Manages the Portfolio” in the Prospectus for the EQ/Mercury Basic Value Equity Portfolio.

BlackRock Investment Management LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, New Jersey 08543-9011. . BlackRock Investment, together with its investment management affiliates, is one of the world’s largest asset management firms with nearly $1 trillion in assets under management. BlackRock Investment is a subsidiary of BlackRock. Merrill Lynch & Co., a financial services holding company, and The PNC Financial Services Group, Inc., a publicly traded diversified financial services firm, each own a significant minority interest in BlackRock.

Kevin Rendino and Robert Martorelli will continue to be jointly and primarily responsible for the day-to-day management of the Portfolio.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

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All other references in the Prospectus to FAM in connection with the EQ/Mercury Basic Value Equity Portfolio are hereby deleted and replaced with BlackRock Investment.